FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL STATEMENT DETAILS
Raw materials	$ 66.4	$ 60.8	$ 36.3
Work in process	2.6	3.7	3.5
Finished goods	258.5	217.9	169.2
Inventories	$ 327.5	$ 282.4	$ 209.0